Warrants Liability - Schedule of Unlisted and Listed Warrants Liability (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	$ 81,643,610	$ 40,919,123	$ 37,864,064
$5.00 exp. 27/02/2027 [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	27,200,000	27,200,000
$5.00 exp. 18/6/2029 [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability		2,023,500
$7.00 exp. 7/2/2029 [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	6,571,241	8,165,820
$7.00 exp. 6/10/2031 [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	26,958,453
$11.50 exp. 27/2/2029 [Member] | Listed Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	$ 20,913,916	$ 3,529,803